Investment Property	12 Months Ended
Dec. 31, 2021
Text Block abstract [Abstract]
Investment Property

14.	Investment Property

(1)	Investment property as of December 31, 2021 is as follows:

(In millions of won)
	December 31, 2021
	Acquisition cost		Accumulated depreciation	Carrying amount
Land	￦	6,071	—	6,071
Buildings		21,021	(13,668)	7,353
Right-of-use assets		12,577	(2,967)	9,610

	￦	39,669	(16,635)	23,034

(2)	Changes in Investment property for the year ended December 31, 2021 are as follows:

(In millions of won)
	2021
Beginning balance	￦	—
Transfer		23,034

Ending balance	￦	23,034

(3)	The Group recognized lease income of  ~~￦~~  5,036 million for the year ended December 31, 2021 from investment property.

(4)	The fair value of investment property is  ~~￦~~  66,128 million as of December 31, 2021.